Derivatives and hedging activities - Credit protection sold/purchased (Details 4) - CHF (SFr) SFr in Billions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Credit protection sold/purchased
Credit protection sold	SFr (201.6)	SFr (213.9)
Credit protection purchased	195.1	203.6
Net credit protection (sold)/purchased	(6.5)	(10.3)
Other protection purchased	63.0	100.9
Fair value of credit protection sold	(0.7)	3.0
Total return swaps
Credit protection sold/purchased
Credit protection sold	(9.7)	(6.7)
Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(41.9)	(52.8)
Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(135.5)	(139.3)
Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(24.2)	(21.8)
Government debt securities
Credit protection sold/purchased
Credit protection sold	(16.6)	(21.3)
Credit protection purchased	15.2	19.5
Net credit protection (sold)/purchased	(1.4)	(1.8)
Other protection purchased	5.5	6.5
Fair value of credit protection sold	(0.1)	0.2
Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(185.0)	(192.6)
Credit protection purchased	179.9	184.1
Net credit protection (sold)/purchased	(5.1)	(8.5)
Other protection purchased	57.5	94.4
Fair value of credit protection sold	(0.6)	2.8
Investment grade
Credit protection sold/purchased
Credit protection sold	(148.9)	(164.7)
Credit protection purchased	145.5	158.5
Net credit protection (sold)/purchased	(3.4)	(6.2)
Other protection purchased	36.9	74.6
Fair value of credit protection sold	(0.6)	1.6
Non-investment grade
Credit protection sold/purchased
Credit protection sold	(52.7)	(49.2)
Credit protection purchased	49.6	45.1
Net credit protection (sold)/purchased	(3.1)	(4.1)
Other protection purchased	26.1	26.3
Fair value of credit protection sold	(0.1)	1.4
Single-name instruments
Credit protection sold/purchased
Credit protection sold	(72.2)	(85.8)
Credit protection purchased	67.4	79.3
Net credit protection (sold)/purchased	(4.8)	(6.5)
Other protection purchased	29.5	29.6
Fair value of credit protection sold	0.0	1.4
Single-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(13.1)	(21.6)
Single-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(54.9)	(59.4)
Single-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(4.2)	(4.8)
Single-name instruments | Government debt securities
Credit protection sold/purchased
Credit protection sold	(16.4)	(21.0)
Credit protection purchased	15.0	19.2
Net credit protection (sold)/purchased	(1.4)	(1.8)
Other protection purchased	5.5	6.2
Fair value of credit protection sold	(0.1)	0.2
Single-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(55.8)	(64.8)
Credit protection purchased	52.4	60.1
Net credit protection (sold)/purchased	(3.4)	(4.7)
Other protection purchased	24.0	23.4
Fair value of credit protection sold	0.1	1.2
Single-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(46.0)	(57.6)
Credit protection purchased	43.1	53.8
Net credit protection (sold)/purchased	(2.9)	(3.8)
Other protection purchased	11.8	15.3
Fair value of credit protection sold	0.2	0.9
Single-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(26.2)	(28.2)
Credit protection purchased	24.3	25.5
Net credit protection (sold)/purchased	(1.9)	(2.7)
Other protection purchased	17.7	14.3
Fair value of credit protection sold	(0.2)	0.5
Multi-name instruments
Credit protection sold/purchased
Credit protection sold	(129.4)	(128.1)
Credit protection purchased	127.7	124.3
Net credit protection (sold)/purchased	(1.7)	(3.8)
Other protection purchased	33.5	71.3
Fair value of credit protection sold	(0.7)	1.6
Multi-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(28.8)	(31.2)
Multi-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(80.6)	(79.9)
Multi-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(20.0)	(17.0)
Multi-name instruments | Government debt securities
Credit protection sold/purchased
Credit protection sold	(0.2)	(0.3)
Credit protection purchased	0.2	0.3
Net credit protection (sold)/purchased	0.0	0.0
Other protection purchased	0.0	0.3
Fair value of credit protection sold	0.0	0.0
Multi-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(129.2)	(127.8)
Credit protection purchased	127.5	124.0
Net credit protection (sold)/purchased	(1.7)	(3.8)
Other protection purchased	33.5	71.0
Fair value of credit protection sold	(0.7)	1.6
Multi-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(102.9)	(107.1)
Credit protection purchased	102.4	104.7
Net credit protection (sold)/purchased	(0.5)	(2.4)
Other protection purchased	25.1	59.3
Fair value of credit protection sold	(0.8)	0.7
Multi-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(26.5)	(21.0)
Credit protection purchased	25.3	19.6
Net credit protection (sold)/purchased	(1.2)	(1.4)
Other protection purchased	8.4	12.0
Fair value of credit protection sold	0.1	0.9
Bank
Credit protection sold/purchased
Credit protection sold	(201.6)	(213.9)
Credit protection purchased	195.1	203.6
Net credit protection (sold)/purchased	(6.5)	(10.3)
Other protection purchased	63.0	100.9
Fair value of credit protection sold	(0.7)	3.0
Bank | Total return swaps
Credit protection sold/purchased
Credit protection sold	(9.7)	(6.7)
Bank | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(41.9)	(52.8)
Bank | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(135.5)	(139.3)
Bank | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(24.2)	(21.8)
Bank | Government debt securities
Credit protection sold/purchased
Credit protection sold	(16.6)	(21.3)
Credit protection purchased	15.2	19.5
Net credit protection (sold)/purchased	(1.4)	(1.8)
Other protection purchased	5.5	6.5
Fair value of credit protection sold	(0.1)	0.2
Bank | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(185.0)	(192.6)
Credit protection purchased	179.9	184.1
Net credit protection (sold)/purchased	(5.1)	(8.5)
Other protection purchased	57.5	94.4
Fair value of credit protection sold	(0.6)	2.8
Bank | Investment grade
Credit protection sold/purchased
Credit protection sold	(148.9)	(164.7)
Credit protection purchased	145.5	158.5
Net credit protection (sold)/purchased	(3.4)	(6.2)
Other protection purchased	36.9	74.6
Fair value of credit protection sold	(0.6)	1.6
Bank | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(52.7)	(49.2)
Credit protection purchased	49.6	45.1
Net credit protection (sold)/purchased	(3.1)	(4.1)
Other protection purchased	26.1	26.3
Fair value of credit protection sold	(0.1)	1.4
Bank | Single-name instruments
Credit protection sold/purchased
Credit protection sold	(72.2)	(85.8)
Credit protection purchased	67.4	79.3
Net credit protection (sold)/purchased	(4.8)	(6.5)
Other protection purchased	29.5	29.6
Fair value of credit protection sold	0.0	1.4
Bank | Single-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(13.1)	(21.6)
Bank | Single-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(54.9)	(59.4)
Bank | Single-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(4.2)	(4.8)
Bank | Single-name instruments | Government debt securities
Credit protection sold/purchased
Credit protection sold	(16.4)	(21.0)
Credit protection purchased	15.0	19.2
Net credit protection (sold)/purchased	(1.4)	(1.8)
Other protection purchased	5.5	6.2
Fair value of credit protection sold	(0.1)	0.2
Bank | Single-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(55.8)	(64.8)
Credit protection purchased	52.4	60.1
Net credit protection (sold)/purchased	(3.4)	(4.7)
Other protection purchased	24.0	23.4
Fair value of credit protection sold	0.1	1.2
Bank | Single-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(46.0)	(57.6)
Credit protection purchased	43.1	53.8
Net credit protection (sold)/purchased	(2.9)	(3.8)
Other protection purchased	11.8	15.3
Fair value of credit protection sold	0.2	0.9
Bank | Single-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(26.2)	(28.2)
Credit protection purchased	24.3	25.5
Net credit protection (sold)/purchased	(1.9)	(2.7)
Other protection purchased	17.7	14.3
Fair value of credit protection sold	(0.2)	0.5
Bank | Multi-name instruments
Credit protection sold/purchased
Credit protection sold	(129.4)	(128.1)
Credit protection purchased	127.7	124.3
Net credit protection (sold)/purchased	(1.7)	(3.8)
Other protection purchased	33.5	71.3
Fair value of credit protection sold	(0.7)	1.6
Bank | Multi-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(28.8)	(31.2)
Bank | Multi-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(80.6)	(79.9)
Bank | Multi-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(20.0)	(17.0)
Bank | Multi-name instruments | Government debt securities
Credit protection sold/purchased
Credit protection sold	(0.2)	(0.3)
Credit protection purchased	0.2	0.3
Net credit protection (sold)/purchased	0.0	0.0
Other protection purchased	0.0	0.3
Fair value of credit protection sold	0.0	0.0
Bank | Multi-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(129.2)	(127.8)
Credit protection purchased	127.5	124.0
Net credit protection (sold)/purchased	(1.7)	(3.8)
Other protection purchased	33.5	71.0
Fair value of credit protection sold	(0.7)	1.6
Bank | Multi-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(102.9)	(107.1)
Credit protection purchased	102.4	104.7
Net credit protection (sold)/purchased	(0.5)	(2.4)
Other protection purchased	25.1	59.3
Fair value of credit protection sold	(0.8)	0.7
Bank | Multi-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(26.5)	(21.0)
Credit protection purchased	25.3	19.6
Net credit protection (sold)/purchased	(1.2)	(1.4)
Other protection purchased	8.4	12.0
Fair value of credit protection sold	SFr 0.1	SFr 0.9